Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, plant and equipment

	Computer
	equipment
	and	Furniture	Laboratory	Right-of-	Leasehold
	software	and fixtures	equipment	use assets	improvements	Total
	$	$	$	$	$	$

Year ended December 31, 2020
Opening net book value (recast)	128	113	512	901	520	2,174
Additions	39	19	237	131	19	445
Disposals
Cost	(10)	–	(141)	–	–	(151)
Accumulated depreciation	9	–	88	–	–	97
Depreciation for the year	(72)	(25)	(104)	(123)	(60)	(384)
Impact of foreign exchange rate changes	1	3	13	16	7	40

Closing net book value	95	110	605	925	486	2,221

As at December 31, 2020 (recast)
Cost	379	182	1,314	1,219	642	3,736
Accumulated depreciation	(279)	(73)	(704)	(306)	(163)	(1,525)
Impact of foreign exchange rate changes	(5)	1	(5)	12	7	10

Net book value	95	110	605	925	486	2,221

Year ended December 31, 2021
Opening net book value	95	110	605	925	486	2,221
Additions	112	9	1,115	719	166	2,121
Disposals
Cost	–	–	(98)	–	–	(98)
Accumulated depreciation	–	–	69	–	–	69
Depreciation for the year	(48)	(24)	(145)	(217)	(107)	(541)
Impact of foreign exchange rate changes	(3)	–	(23)	(12)	(3)	(41)

Closing net book value	156	95	1,523	1,415	542	3,731

As at December 31, 2021
Cost	496	195	2,342	1,951	819	5,803
Accumulated depreciation	(347)	(102)	(836)	(546)	(282)	(2,113)
Impact of foreign exchange rate changes	7	2	17	10	5	41

Net book value	156	95	1,523	1,415	542	3,731